UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2014

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Aerospace and defense (3.8%)

AeroVironment, Inc.(NON)(S)	120,700	$2,729,027

Alliant Techsystems, Inc.	48,800	4,543,280

Cubic Corp.	39,400	1,991,670

Hexcel Corp.(NON)	75,600	2,661,876

Orbital Sciences Corp.(NON)	108,200	2,006,028

Triumph Group, Inc.	19,700	1,545,662

		15,477,543
Air freight and logistics (0.4%)

Forward Air Corp.	41,700	1,524,969

		1,524,969
Airlines (2.4%)

Allegiant Travel Co.	41,500	4,041,270

Republic Airways Holdings, Inc.(NON)	188,300	2,585,359

Spirit Airlines, Inc.(NON)	105,500	3,486,775

		10,113,404
Auto components (1.0%)

Autoliv, Inc. (Sweden)	25,203	2,060,849

BorgWarner, Inc.(NON)	19,423	1,853,537

		3,914,386
Biotechnology (1.3%)

Cubist Pharmaceuticals, Inc.(NON)	38,561	2,403,507

Myriad Genetics, Inc.(NON)(S)	102,900	3,053,043

		5,456,550
Capital markets (3.0%)

E*Trade Financial Corp.(NON)	115,100	1,714,990

SEI Investments Co.	200,800	6,347,288

Waddell & Reed Financial, Inc. Class A	82,322	4,203,361

		12,265,639
Chemicals (0.9%)

Koppers Holdings, Inc.	29,800	1,151,770

Methanex Corp. (Canada)	49,559	2,370,407

		3,522,177
Commercial banks (6.9%)

Associated Banc-Corp.	130,600	2,212,364

Bancorp, Inc. (The)(NON)	282,286	4,234,290

BOK Financial Corp.	39,800	2,654,262

Bond Street Holdings, LLC 144A Class A(F)(NON)	38,819	543,466

City National Corp.(S)	38,818	2,699,016

Commerce Bancshares, Inc.	61,345	2,799,172

East West Bancorp, Inc.	126,032	3,885,567

F.N.B. Corp.(S)	153,900	1,945,296

First Citizens BancShares, Inc. Class A	9,944	2,083,268

National Bank Holdings Corp. Class A(S)	65,750	1,315,000

Popular, Inc. (Puerto Rico)(NON)	73,360	2,413,544

Valley National Bancorp(S)	126,898	1,313,394

		28,098,639
Commercial services and supplies (0.5%)

Tetra Tech, Inc.(NON)	80,600	1,902,160

		1,902,160
Communications equipment (1.9%)

F5 Networks, Inc.(NON)	27,000	2,369,520

Netgear, Inc.(NON)	43,400	1,293,754

Polycom, Inc.(NON)	216,354	2,068,344

Riverbed Technology, Inc.(NON)(S)	126,700	1,981,588

		7,713,206
Construction and engineering (0.7%)

Primoris Services Corp.	133,600	2,778,880

		2,778,880
Consumer finance (0.8%)

Portfolio Recovery Associates, Inc.(NON)(S)	20,900	3,120,579

		3,120,579
Containers and packaging (1.4%)

Boise, Inc.	375,900	3,420,690

Owens-Illinois, Inc.(NON)	71,300	2,121,175

		5,541,865
Diversified consumer services (1.0%)

H&R Block, Inc.	67,426	2,119,199

Hillenbrand, Inc.	76,200	1,888,998

		4,008,197
Diversified financial services (0.7%)

CBOE Holdings, Inc.	55,300	2,770,530

		2,770,530
Electric utilities (1.2%)

El Paso Electric Co.	44,300	1,673,211

Pepco Holdings, Inc.	52,800	1,085,040

Portland General Electric Co.(S)	64,800	2,054,160

		4,812,411
Electrical equipment (2.3%)

AMETEK, Inc.	49,560	2,293,637

AZZ, Inc.	80,300	3,037,749

Brady Corp. Class A(S)	63,700	2,119,299

Hubbell, Inc. Class B	17,615	1,890,970

		9,341,655
Electronic equipment, instruments, and components (1.0%)

FLIR Systems, Inc.	76,400	2,480,708

MTS Systems Corp.(S)	26,200	1,651,910

		4,132,618
Energy equipment and services (3.4%)

Atwood Oceanics, Inc.(NON)	41,700	2,349,378

Helmerich & Payne, Inc.(S)	37,900	2,395,280

Key Energy Services, Inc.(NON)(S)	238,458	1,511,824

McDermott International, Inc.(NON)	291,200	2,518,880

Oil States International, Inc.(NON)	23,651	2,299,587

Superior Energy Services, Inc.(NON)	107,900	2,764,398

		13,839,347
Food and staples retail (0.2%)

Nash Finch Co.	36,523	856,464

		856,464
Food products (1.0%)

Darling International, Inc.(NON)	108,400	2,200,520

J&J Snack Foods Corp.	25,400	2,023,872

		4,224,392
Gas utilities (1.3%)

Chesapeake Utilities Corp.	23,800	1,410,626

Laclede Group, Inc. (The)	41,000	1,880,260

UGI Corp.	46,600	1,956,734

		5,247,620
Health-care equipment and supplies (1.2%)

Greatbatch, Inc.(NON)(S)	86,600	3,273,480

Thoratec Corp.(NON)	46,670	1,530,309

		4,803,789
Health-care providers and services (5.3%)

Bio-Reference Labs, Inc.(NON)(S)	153,300	4,100,775

Chemed Corp.(S)	40,400	2,851,836

Ensign Group, Inc. (The)	68,700	2,627,088

Hanger, Inc.(NON)	69,500	2,565,940

Magellan Health Services, Inc.(NON)	25,600	1,463,040

Mednax, Inc.(NON)	32,800	3,195,376

Owens & Minor, Inc.	65,000	2,337,400

Patterson Cos., Inc.	60,400	2,469,756

		21,611,211
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)(S)	78,004	3,310,490

Choice Hotels International, Inc.(S)	55,050	2,288,429

Panera Bread Co. Class A(NON)	14,994	2,504,748

		8,103,667
Household durables (1.6%)

Harman International Industries, Inc.(S)	40,520	2,452,676

iRobot Corp.(NON)(S)	49,927	1,745,448

Jarden Corp.(NON)	50,000	2,273,500

		6,471,624
Household products (0.6%)

Energizer Holdings, Inc.(S)	25,100	2,555,180

		2,555,180
Insurance (5.6%)

American Financial Group, Inc.	25,983	1,343,061

Amtrust Financial Services, Inc.(S)	61,400	2,556,082

Aspen Insurance Holdings, Ltd.	52,475	1,967,288

Endurance Specialty Holdings, Ltd.(S)	26,279	1,383,064

Genworth Financial, Inc. Class A(NON)	190,300	2,471,997

HCC Insurance Holdings, Inc.	30,807	1,371,836

Horace Mann Educators Corp.	59,000	1,672,060

Protective Life Corp.	37,200	1,611,876

Stancorp Financial Group(S)	29,522	1,567,323

Torchmark Corp.(S)	32,900	2,338,532

Validus Holdings, Ltd.	64,800	2,295,864

W.R. Berkley Corp.	45,887	1,944,232

		22,523,215
Internet software and services (2.3%)

IAC/InterActiveCorp.	45,029	2,278,918

j2 Global, Inc.(S)	71,000	3,249,670

Liquidity Services, Inc.(NON)(S)	29,400	837,900

ValueClick, Inc.(NON)(S)	128,837	3,148,776

		9,515,264
IT Services (3.9%)

Alliance Data Systems Corp.(NON)	16,728	3,308,464

Booz Allen Hamilton Holding Corp.	112,000	2,394,560

Broadridge Financial Solutions, Inc.(S)	78,000	2,257,320

CACI International, Inc. Class A(NON)	31,400	2,084,960

Global Payments, Inc.	51,295	2,375,471

NeuStar, Inc. Class A(NON)(S)	59,726	3,349,434

		15,770,209
Leisure equipment and products (0.9%)

Polaris Industries, Inc.(S)	34,185	3,833,506

		3,833,506
Life sciences tools and services (0.3%)

Bruker Corp.(NON)	77,700	1,392,384

		1,392,384
Machinery (3.6%)

Actuant Corp. Class A(S)	48,600	1,716,066

AGCO Corp.(S)	63,928	3,595,950

Kennametal, Inc.(S)	54,700	2,370,698

Oshkosh Corp.(NON)	88,254	3,955,544

WABCO Holdings, Inc.(NON)	37,600	2,972,656

		14,610,914
Media (1.1%)

Morningstar, Inc.	34,600	2,637,212

Valassis Communications, Inc.(S)	69,370	1,986,063

		4,623,275
Metals and mining (2.0%)

Commercial Metals Co.	96,400	1,493,236

IAMGOLD Corp. (Canada)	245,200	1,270,136

Kaiser Aluminum Corp.(S)	31,000	2,022,750

Reliance Steel & Aluminum Co.	48,117	3,377,813

		8,163,935
Multi-utilities (0.8%)

TECO Energy, Inc.(S)	66,100	1,167,987

Vectren Corp.	51,500	1,906,530

		3,074,517
Multiline retail (1.4%)

Big Lots, Inc.(NON)(S)	99,341	3,589,190

Dillards, Inc. Class A	23,500	1,984,105

		5,573,295
Oil, gas, and consumable fuels (2.6%)

HollyFrontier Corp.	37,300	1,699,015

Tesoro Corp.	68,800	3,911,280

Whiting Petroleum Corp.(NON)	37,728	1,941,860

World Fuel Services Corp.(S)	80,900	3,134,066

		10,686,221
Paper and forest products (1.9%)

Clearwater Paper Corp.(NON)	39,000	1,907,880

Domtar Corp. (Canada)(S)	39,300	2,731,743

Schweitzer-Mauduit International, Inc.	53,400	2,891,076

		7,530,699
Personal products (0.5%)

Inter Parfums, Inc.	60,724	2,002,678

		2,002,678
Pharmaceuticals (1.8%)

Jazz Pharmaceuticals PLC(NON)	38,000	2,869,380

Medicines Co. (The)(NON)(S)	66,200	2,045,580

Questcor Pharmaceuticals, Inc.(S)	38,400	2,565,888

		7,480,848
Professional services (2.7%)

Exponent, Inc.	35,600	2,353,872

Huron Consulting Group, Inc.(NON)	59,100	3,010,554

Towers Watson & Co. Class A	39,300	3,310,239

TrueBlue, Inc.(NON)	78,454	2,094,722

		10,769,387
Real estate investment trusts (REITs) (3.8%)

Brandywine Realty Trust	146,300	2,039,422

Capstead Mortgage Corp.	162,900	1,925,478

Highwoods Properties, Inc.	51,700	1,875,676

Kimco Realty Corp.(S)	57,622	1,299,376

Mack-Cali Realty Corp.(S)	66,200	1,592,772

National Health Investors, Inc.(S)	20,262	1,268,199

Omega Healthcare Investors, Inc.(S)	74,142	2,359,940

Redwood Trust, Inc.(S)	87,300	1,478,862

Two Harbors Investment Corp.	144,200	1,446,329

		15,286,054
Real estate management and development (0.8%)

Jones Lang LaSalle, Inc.	35,100	3,195,153

		3,195,153
Road and rail (1.4%)

Heartland Express, Inc.(S)	147,200	2,166,784

Landstar Systems, Inc.	67,700	3,659,862

		5,826,646
Semiconductors and semiconductor equipment (2.8%)

KLA-Tencor Corp.	42,226	2,475,710

Lam Research Corp.(NON)(S)	64,568	3,178,037

Omnivision Technologies, Inc.(NON)	120,000	1,951,200

Skyworks Solutions, Inc.(NON)	86,106	2,068,266

Teradyne, Inc.(NON)(S)	106,100	1,749,589

		11,422,802
Software (2.9%)

ANSYS, Inc.(NON)	16,835	1,344,106

FactSet Research Systems, Inc.(S)	12,308	1,343,787

Manhattan Associates, Inc.(NON)	32,800	2,897,552

Open Text Corp. (Canada)	45,100	3,180,903

Synopsys, Inc.(NON)	81,031	3,001,388

		11,767,736
Specialty retail (5.2%)

Aaron's, Inc.	63,114	1,808,847

American Eagle Outfitters, Inc.	99,300	1,950,252

ANN, Inc.(NON)(S)	51,400	1,741,946

Big 5 Sporting Goods Corp.	113,000	2,290,510

Buckle, Inc. (The)	37,238	2,084,583

Cato Corp. (The) Class A	46,344	1,304,584

Chico's FAS, Inc.	102,500	1,755,825

Foot Locker, Inc.(S)	109,700	3,963,461

Francesca's Holdings Corp.(NON)	74,412	1,849,882

Jos. A. Bank Clothiers, Inc.(NON)	61,463	2,511,378

		21,261,268
Textiles, apparel, and luxury goods (2.3%)

Crocs, Inc.(NON)	148,945	2,036,078

Deckers Outdoor Corp.(NON)(S)	26,956	1,477,997

Iconix Brand Group, Inc.(NON)(S)	98,273	3,227,285

Steven Madden, Ltd.(NON)	47,403	2,437,462

		9,178,822
Thrifts and mortgage finance (0.4%)

Provident New York Bancorp(S)	148,498	1,611,203

		1,611,203
Tobacco (0.3%)

Universal Corp.(S)	17,494	1,072,382

		1,072,382
Trading companies and distributors (0.2%)

MSC Industrial Direct Co., Inc. Class A	8,897	720,212

		720,212

Total common stocks (cost $317,928,549)		$403,101,327

SHORT-TERM INVESTMENTS (20.4%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.02%(AFF)	3,912,108	$3,912,108

Putnam Cash Collateral Pool, LLC 0.13%(d)	78,666,226	78,666,226

Total short-term investments (cost $82,578,334)		$82,578,334

TOTAL INVESTMENTS

Total investments (cost $400,506,883)(b)		$485,679,661

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2013 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $405,767,063.
(b)	The aggregate identified cost on a tax basis is $400,662,900, resulting in gross unrealized appreciation and depreciation of $93,191,505 and $8,174,744, respectively, or net unrealized appreciation of $85,016,761.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$10,492,979	$12,456,063	$19,036,934	$696	$3,912,108
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $76,996,574.
The fund received cash collateral of $78,666,226, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$66,968,040	$—	$—
Consumer staples	10,711,096	—	—
Energy	24,525,568	—	—
Financials	88,327,546	543,466	—
Health care	40,744,782	—	—
Industrials	73,065,770	—	—
Information technology	60,321,835	—	—
Materials	24,758,676	—	—
Utilities	13,134,548	—	—
Total common stocks	402,557,861	543,466	—
Short-term investments	3,912,108	78,666,226	—

Totals by level	$406,469,969	$79,209,692	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013